Label	Element	Value
Document Creation Date	dei_DocumentCreationDate	Jun. 25, 2015
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 28, 2015
Amendment Flag	dei_AmendmentFlag	false
Document Type	dei_DocumentType	485BPOS
Central Index Key	dei_EntityCentralIndexKey	0001027596
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2015
Registrant Name	dei_EntityRegistrantName	ADVISORS SERIES TRUST
Vivaldi Orinda Hedged Equity Fund | Class A (Vivaldi Orinda Hedged Equity Fund)
Trading Symbol	dei_TradingSymbol	OHEAX
Vivaldi Orinda Hedged Equity Fund | Class I (Vivaldi Orinda Hedged Equity Fund)
Trading Symbol	dei_TradingSymbol	OHEIX
Vivaldi Orinda Macro Opportunities Fund | Class A (Vivaldi Orinda Macro Opportunities Fund)
Trading Symbol	dei_TradingSymbol	OMOAX
Vivaldi Orinda Macro Opportunities Fund | Class I (Vivaldi Orinda Macro Opportunities Fund)
Trading Symbol	dei_TradingSymbol	OMOIX
Orinda Income Opportunities Fund | Class A (Orinda Income Opportunities Fund)
Trading Symbol	dei_TradingSymbol	OIOAX
Orinda Income Opportunities Fund | Class I (Orinda Income Opportunities Fund)
Trading Symbol	dei_TradingSymbol	OIOIX
Orinda Income Opportunities Fund | Class D (Orinda Income Opportunities Fund)
Trading Symbol	dei_TradingSymbol	OIODX